Income Taxes - Schedule of Income Tax Expenses (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2025	Jun. 29, 2024	Jun. 28, 2025	Jun. 29, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Current:
Federal					$ 11,134	$ 22,183	$ 20,977
State					6,378	5,658	9,040
Foreign					2,010	1,583	943
Total current income tax expense					19,522	29,424	30,960
Deferred:
Federal					(17,631)	(23,586)	(15,401)
State					(3,612)	(2,577)	(3,161)
Foreign					(5)	18	3
Total deferred income tax benefit					(21,248)	(26,145)	(18,559)
Total income tax (benefit) expense	$ 1,471	$ (1,174)	$ 1,873	$ (1,141)	$ (1,726)	$ 3,279	$ 12,401